Cash, Cash Equivalents and Investments - Schedule of Cash, Cash Equivalents and Investments (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents due in 90 days or less, Cost	$ 75,990	$ 51,319	$ 47,862	$ 106,140
Investments, Cost	52,990	60,476
Total cash, cash equivalents and investments, Cost	128,980	111,795
Investments, Gross unrealized gains		9
Investments, Gross unrealized losses	(85)	(138)
Investments, Estimated fair value	52,905	60,347
Cash and cash equivalents due in 90 days or less, Estimated fair value	75,990	51,319
Total cash, cash equivalents and investments, Estimated fair value	128,895	111,666
Total cash, cash equivalents and investments, Estimated fair value, Gross unrealized gains		9
Total cash, cash equivalents and investments, Estimated fair value, Gross unrealized losses	(85)	(138)
U.S. Treasury Securities Due in One Year or Less [Member]
Cash And Cash Equivalents [Line Items]
Investments, Cost	5,997	3,501
Investments, Gross unrealized gains		5
Investments, Gross unrealized losses	(7)
Investments, Estimated fair value	5,990	3,506
Non-U.S. Government Securities Due in One Year or Less [Member]
Cash And Cash Equivalents [Line Items]
Investments, Cost	9,496	14,515
Investments, Gross unrealized gains		2
Investments, Gross unrealized losses	(10)	(23)
Investments, Estimated fair value	9,486	14,494
Corporate Securities Due in One Year or Less [Member]
Cash And Cash Equivalents [Line Items]
Investments, Cost	37,497	42,460
Investments, Gross unrealized gains		2
Investments, Gross unrealized losses	(68)	(115)
Investments, Estimated fair value	$ 37,429	$ 42,347